UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number_811-825_______________________________________________

AMERICAN GROWTH FUND INC______________________________________________________________
(Exact name of registrant as specified in charter)

1636 N Logan St., Denver, CO 80203______________________________________________________
(Address of principal executive offices)
(Zip code)
(Name and address of agent or service)

Registrant’s telephone number, including area code: _1-800-525-2406_____________________________

Date of fiscal year end: _July 31, 2025______________________________________________________

Date of reporting period: _July 31, 2025_________________________________________________

American Growth Fund, Inc. - Series One - Form N-CSR - July 31, 2025 - Page 1

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American Growth Fund, Inc. - Series One - Form N-CSR - July 31, 2025 - Page 2

Item 1 - Report to Stockholders.

(a)     A copy of the report transmitted to shareholder pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended ("Act"), is filed herewith.

American Growth Fund, Inc. - Series One - Form N-CSR - July 31, 2025 - Page 1

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American Growth Fund, Inc. - Series One - Form N-CSR - July 31, 2025 - Page 2

American Growth Fund, Inc.
Series One | Class A | AMRAX
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about the American Growth Fund, Inc. - Series One for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at http://www.americangrowthfund.com/agfs1/agflit_download.htm. You can also request this information by contacting us at 1-800-525-2406.

WHAT WERE THE FUND'S COSTS FOR THE PAST PAST YEAR (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$508	5.13%

HOW DID THE FUND PERFORM FOR THE TWELVE MONTH PERIOD AND WHAT AFFECTED ITS PERFORMANCE?

For the 12-month period ended July 31, 2025, the Fund returned a -1.83% (this number includes a sales load of 5.75% as well as Fund expenses and change in Market Value) for Class A underperforming its benchmark, the S&P 500 Index. The Fund's primary objective is growth of capital. The S&P 500 posted a gain of 16.33% while the Dow Jones Industrial Average posted a gain of 9.95% during the reporting period. A performance chart comparing this class to the S&P 500 Index is further down in this report.

WHAT FACTORS INFLUENCED PERFORMANCE?

The Fund is invested primarily in large cap, growth-oriented domestic common stocks. The Fund's largest sector allocation is Diversified Company at 9.54% of the portfolio, and the largest holding in the portfolio is Fair Isaac and Co. (at 7.86% of the Total Net Assets) which provides decision-making solutions to clients in the financial services, telecommunications and retail industries. The table below shows how the top 3 and bottom 3 stocks performed and how they contribute to the performance of the portfolio. As of this report, as stated in our Key Fund Statistics, our portfolio contained 30 stocks. The S&P 500 Index is a broad index that contains 500 stocks whereas the Dow Jones Industrial Average is an Index that contains 30 stocks. As a diversified portfolio, we follow strict guidelines to maintain our diversification which in turn, can help protect your assets in case of a sudden downturn in a sector or multiple sectors. Sometimes performance can be affected negatively by diversification regulations. This year your Fund was required to sell some stock in order to meet the IRS's diversification standards which negatively affected the performance. Keep in mind, major indexes, such as the two mentioned above, may or may not have to follow the same set of standards on diversification to manage the product and, unlike the Fund, do not have any expenses or overhead.

American Growth Fund, Inc. - Series One - Annual Shareholder Report - Class A - July 31, 2025 - Page 1

Top 3 Contributors				Bottom 3 Contributors
Investment	Industry	Percent Contribution to the Gain on the Portfolio for the twelve month period ended July 31, 2025	Individual Investment performance for the twelve month period ended July 31, 2025	Investment	Industry	Percent Contribution to the Loss on the Portfolio for the twelve month period ended July 31, 2025	Individual Investment performance for the twelve month period ended July 31, 2025
Nvidia Corp	Semiconductor	53.40)%	1.95)%	Chemed Corp	Diversified Company	(27.69)%	(2.61)%

Microsoft Corporation	Application Software	27.52)%	1.44)%	Teradyne, Inc.	Semiconductor Capital Equipment	(19.88)%	(2.08)%

Cisco System	Computer and Peripherals	33.10)%	1.40)%	UnitedHealth GRP	Health Care Plans	(41.40)%	(0.68)%

HOW DID THE FUND PERFORM THE PAST 10 YEARS?

TOTAL RETURN	AVERAGE ANNUAL TOTAL RETURN
(based on a $10,000 Investment)	(based on a $10,000 Investment)

$40,000.00
$35,000.00
$30,000.00
$25,000.00
$20,000.00
$15,000.00
$10,000.00
$5,000.00
$0.00
7/31/2015
7/31/2016
7/31/2017
7/31/2018
7/31/2019
7/31/2020
7/31/2021
7/31/2022
7/31/2023
7/31/2024
7/31/2025
American Growth Fund, Inc. - Series Ones - Class A*
S&P 500 Index
Dow Jones Industrial Average

			5 years	10 years
	Series One	1 year	annualized	annualized
	Class A without load	(1.83)%	7.35)%	7.82)%[2]
	Class A with load*	(7.44)%	6.08)%	7.19)%[2]
	S&P 500 Index	16.33)%	15.88)%	13.66)%[2]
	Dow Jones Industrial Average	9.95)%	13.00)%	12.02)%[2]
	*Includes a 5.75% sales charge.

	Performance quoted for the period ended July 31, 2025 represents past performance and cannot be used to predict future results. The graph and table do not reflect the reduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The investment return and principal value of an investment will fluctuate so that the investor's shares, when redeemed, may be worth more or less than their original cost. Visit http://www.americangrowthfund.com/agfs1/agflit_download.htm for more recent performance information.

*Includes a 5.75% sales charge based on a $10,000 initial purchase.

American Growth Fund, Inc. - Series One - Annual Shareholder Report - Class A - July 31, 2025 - Page 2

KEY FUND STATISTICS
(as of July 31, 2025)

Total Net Assets by Fund	$18,277,668	Total Net Assets by Class	$9,521,345
Total Advisory Fee paid by Fund	$200,629	Total Advisory Fee paid by Class	$103,536
Number of Holdings in the Portfolio	27
Portfolio Turnover	8%

WHAT DID THE FUND INVEST IN?
(as of July 31, 2025)

Allocation of Portfolio Assets		Allocation of Portfolio Assets(continued)
(Calculated as a percentage of Net Assets)		(Calculated as a percentage of Net Assets)
Series One		Series One
Industry Breakdown		Industry Breakdown
Diversified Company	9.54)%		)%
Computer Software and Services	7.86)%		)%
Computer Hardware	7.74)%
Semiconductor Capital Equipment	7.35)%	Total Investments	99.44)%
Application Software	6.66)%	Cash and Receivables, less Liabilities	0.56)%
Retail - Apparel and Specialty	5.65)%	Total Net Assets	100)%
Semiconductor	5.59)%

Portfolio by Industry as a Percentage of Total Net Assets (unaudited)
Diversified Company
Computer Software and Services
Computer Hardware
Semiconductor Capital Equipment
Application Software
Retail - Apparel & Specialty
Semiconductor
Environmental
Online Media
Machinery
Computer & Peripherals
Biotechnology
Railroad
Farm & Constuction Machinery
Aerospace & Defense
Home Improvement Stores
Telecommunication Services
Industrial Products
Chemicals
Health Care Providers
Business Services
Drug
Insurance (Property and Causality)
Mining
Other Assets, Less Liabilities
0.00%
2.00%
4.00%
6.00%
8.00%
10.00%
12.00%

Environmental	5.58)%
Online Media	4.88)%
Machinery	4.32)%
Computer and Peripherals	4.25)%
Biotechnology	4.12)%
Railroad	4.02)%
Farm and Construction Machinery	3.74)%
Aerospace and Defense	3.31)%
Home Improvement Stores	2.73)%
Telecommunication Services	2.35)%
Industrial Products	2.10)%
Chemicals	1.75)%
Health Care Providers	1.42)%
Business Services	1.30)%
Drug	1.19)%
Insurance (Property and Causality)	1.10)%
Mining	0.89)%

American Growth Fund, Inc. - Series One - Annual Shareholder Report - Class A - July 31, 2025 - Page 3

AVAILABILITY OF ADDITIONAL INFORMATION

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please scan the QR code above or visit http://www.americangrowthfund.com/agfs1/agflit_download.htm.

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your American Growth Fund, Inc. documents not be householded, please contact American Growth Fund, Inc. at 1-800-525-2406, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by American Growth Fund, Inc. or your financial intermediary.

American Growth Fund, Inc. - Series One - Annual Shareholder Report - Class A - July 31, 2025 - Page 4

American Growth Fund, Inc.
Series One | Class B | AMRBX
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about the American Growth Fund, Inc. - Series One for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at http://www.americangrowthfund.com/agfs1/agflit_download.htm. You can also request this information by contacting us at 1-800-525-2406.

WHAT WERE THE FUND'S COSTS FOR THE PAST PAST YEAR (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$619	6.28%

HOW DID THE FUND PERFORM FOR THE TWELVE MONTH PERIOD AND WHAT AFFECTED ITS PERFORMANCE?

For the 12-month period ended July 31, 2025, the Fund returned a -2.90% (this number includes a sales load of 5.75% as well as Fund expenses and change in Market Value) for Class B underperforming its benchmark, the S&P 500 Index. The Fund's primary objective is growth of capital. The S&P 500 posted a gain of 16.33% while the Dow Jones Industrial Average posted a gain of 9.95% during the reporting period. A performance chart comparing this class to the S&P 500 Index is further down in this report.

WHAT FACTORS INFLUENCED PERFORMANCE?

The Fund is invested primarily in large cap, growth-oriented domestic common stocks. The Fund's largest sector allocation is Diversified Company at 9.54% of the portfolio, and the largest holding in the portfolio is Fair Isaac and Co. (at 7.86% of the Total Net Assets) which provides decision-making solutions to clients in the financial services, telecommunications and retail industries. The table below shows how the top 3 and bottom 3 stocks performed and how they contribute to the performance of the portfolio. As of this report, as stated in our Key Fund Statistics, our portfolio contained 30 stocks. The S&P 500 Index is a broad index that contains 500 stocks whereas the Dow Jones Industrial Average is an Index that contains 30 stocks. As a diversified portfolio, we follow strict guidelines to maintain our diversification which in turn, can help protect your assets in case of a sudden downturn in a sector or multiple sectors. Sometimes performance can be affected negatively by diversification regulations. This year your Fund was required to sell some stock in order to meet the IRS's diversification standards which negatively affected the performance. Keep in mind, major indexes, such as the two mentioned above, may or may not have to follow the same set of standards on diversification to manage the product and, unlike the Fund, do not have any expenses or overhead.

American Growth Fund, Inc. - Series One - Annual Shareholder Report - Class B - July 31, 2025 - Page 1

Top 3 Contributors				Bottom 3 Contributors
Investment	Industry	Percent Contribution to the Gain on the Portfolio for the twelve month period ended July 31, 2025	Individual Investment performance for the twelve month period ended July 31, 2025	Investment	Industry	Percent Contribution to the Loss on the Portfolio for the twelve month period ended July 31, 2025	Individual Investment performance for the twelve month period ended July 31, 2025
Nvidia Corp	Semiconductor	53.40)%	1.95)%	Chemed Corp	Diversified Company	(27.69)%	(2.61)%

Microsoft Corporation	Application Software	27.52)%	1.44)%	Teradyne, Inc.	Semiconductor Capital Equipment	(19.88)%	(2.08)%

Cisco System	Computer and Peripherals	33.10)%	1.40)%	UnitedHealth GRP	Health Care Plans	(41.40)%	(0.68)%

HOW DID THE FUND PERFORM THE PAST 10 YEARS?

TOTAL RETURN	AVERAGE ANNUAL TOTAL RETURN
(based on a $10,000 Investment)	(based on a $10,000 Investment)

$40,000.00
$35,000.00
$30,000.00
$25,000.00
$20,000.00
$15,000.00
$10,000.00
$5,000.00
$0.00
7/31/2015
7/31/2016
7/31/2017
7/31/2018
7/31/2019
7/31/2020
7/31/2021
7/31/2022
7/31/2023
7/31/2024
7/31/2025
American Growth Fund, Inc. - Series Ones - Class B**
S&P 500 Index
Dow Jones Industrial Average

			5 years	10 years
	Series One	1 year	annualized	annualized
	Class B	(2.90)%	5.40)%	6.29)%[2]

	S&P 500 Index	16.33)%	15.88)%	13.66)%[2]
	Dow Jones Industrial Average	9.95)%	13.00)%	12.02)%[2]

	Performance quoted for the period ended July 31, 2025 represents past performance and cannot be used to predict future results. The graph and table do not reflect the reduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The investment return and principal value of an investment will fluctuate so that the investor's shares, when redeemed, may be worth more or less than their original cost. Visit http://www.americangrowthfund.com/agfs1/agflit_download.htm for more recent performance information.

American Growth Fund, Inc. - Series One - Annual Shareholder Report - Class B - July 31, 2025 - Page 2

KEY FUND STATISTICS
(as of July 31, 2025)

Total Net Assets by Fund	$18,277,668	Total Net Assets by Class	$243,145
Total Advisory Fee paid by Fund	$200,629	Total Advisory Fee paid by Class	$2,629
Number of Holdings in the Portfolio	27
Portfolio Turnover	8%

WHAT DID THE FUND INVEST IN?
(as of July 31, 2025)

Allocation of Portfolio Assets		Allocation of Portfolio Assets(continued)
(Calculated as a percentage of Net Assets)		(Calculated as a percentage of Net Assets)
Series One		Series One
Industry Breakdown		Industry Breakdown
Diversified Company	9.54)%		)%
Computer Software and Services	7.86)%		)%
Computer Hardware	7.74)%
Semiconductor Capital Equipment	7.35)%	Total Investments	99.44)%
Application Software	6.66)%	Cash and Receivables, less Liabilities	0.56)%
Retail - Apparel and Specialty	5.65)%	Total Net Assets	100)%
Semiconductor	5.59)%
Environmental	5.58)%
Online Media	4.88)%
Machinery	4.32)%
Computer and Peripherals	4.25)%
Biotechnology	4.12)%
Railroad	4.02)%
Farm and Construction Machinery	3.74)%
Aerospace and Defense	3.31)%
Home Improvement Stores	2.73)%
Telecommunication Services	2.35)%
Industrial Products	2.10)%
Chemicals	1.75)%
Health Care Providers	1.42)%
Business Services	1.30)%
Drug	1.19)%
Insurance (Property and Causality)	1.10)%
Mining	0.89)%

American Growth Fund, Inc. - Series One - Annual Shareholder Report - Class B - July 31, 2025 - Page 3

AVAILABILITY OF ADDITIONAL INFORMATION

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please scan the QR code above or visit http://www.americangrowthfund.com/agfs1/agflit_download.htm.

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your American Growth Fund, Inc. documents not be householded, please contact American Growth Fund, Inc. at 1-800-525-2406, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by American Growth Fund, Inc. or your financial intermediary.

American Growth Fund, Inc. - Series One - Annual Shareholder Report - Class B - July 31, 2025 - Page 4

American Growth Fund, Inc.
Series One | Class C | AMRCX
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about the American Growth Fund, Inc. - Series One for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at http://www.americangrowthfund.com/agfs1/agflit_download.htm. You can also request this information by contacting us at 1-800-525-2406.

WHAT WERE THE FUND'S COSTS FOR THE PAST PAST YEAR (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$576	5.83%

HOW DID THE FUND PERFORM FOR THE TWELVE MONTH PERIOD AND WHAT AFFECTED ITS PERFORMANCE?

For the 12-month period ended July 31, 2025, the Fund returned a -2.46% (this number includes a sales load of 5.75% as well as Fund expenses and change in Market Value) for Class C underperforming its benchmark, the S&P 500 Index. The Fund's primary objective is growth of capital. The S&P 500 posted a gain of 16.33% while the Dow Jones Industrial Average posted a gain of 9.95% during the reporting period. A performance chart comparing this class to the S&P 500 Index is further down in this report.

WHAT FACTORS INFLUENCED PERFORMANCE?

The Fund is invested primarily in large cap, growth-oriented domestic common stocks. The Fund's largest sector allocation is Diversified Company at 9.54% of the portfolio, and the largest holding in the portfolio is Fair Isaac and Co. (at 7.86% of the Total Net Assets) which provides decision-making solutions to clients in the financial services, telecommunications and retail industries. The table below shows how the top 3 and bottom 3 stocks performed and how they contribute to the performance of the portfolio. As of this report, as stated in our Key Fund Statistics, our portfolio contained 30 stocks. The S&P 500 Index is a broad index that contains 500 stocks whereas the Dow Jones Industrial Average is an Index that contains 30 stocks. As a diversified portfolio, we follow strict guidelines to maintain our diversification which in turn, can help protect your assets in case of a sudden downturn in a sector or multiple sectors. Sometimes performance can be affected negatively by diversification regulations. This year your Fund was required to sell some stock in order to meet the IRS's diversification standards which negatively affected the performance. Keep in mind, major indexes, such as the two mentioned above, may or may not have to follow the same set of standards on diversification to manage the product and, unlike the Fund, do not have any expenses or overhead.

American Growth Fund, Inc. - Series One - Annual Shareholder Report - Class C - July 31, 2025 - Page 1

Top 3 Contributors				Bottom 3 Contributors
Investment	Industry	Percent Contribution to the Gain on the Portfolio for the twelve month period ended July 31, 2025	Individual Investment performance for the twelve month period ended July 31, 2025	Investment	Industry	Percent Contribution to the Loss on the Portfolio for the twelve month period ended July 31, 2025	Individual Investment performance for the twelve month period ended July 31, 2025
Nvidia Corp	Semiconductor	53.40)%	1.95)%	Chemed Corp	Diversified Company	(27.69)%	(2.61)%

Microsoft Corporation	Application Software	27.52)%	1.44)%	Teradyne, Inc.	Semiconductor Capital Equipment	(19.88)%	(2.08)%

Cisco System	Computer and Peripherals	33.10)%	1.40)%	UnitedHealth GRP	Health Care Plans	(41.40)%	(0.68)%

HOW DID THE FUND PERFORM THE PAST 10 YEARS?

TOTAL RETURN	AVERAGE ANNUAL TOTAL RETURN
(based on a $10,000 Investment)	(based on a $10,000 Investment)

$40,000.00
$35,000.00
$30,000.00
$25,000.00
$20,000.00
$15,000.00
$10,000.00
$5,000.00
$0.00
7/31/2015
7/31/2016
7/31/2017
7/31/2018
7/31/2019
7/31/2020
7/31/2021
7/31/2022
7/31/2023
7/31/2024
7/31/2025
American Growth Fund, Inc. - Series Ones - Class C**
S&P 500 Index
Dow Jones Industrial Average

			5 years	10 years
	Series One	1 year	annualized	annualized
	Class C without load	(2.46)%	6.38)%	7.24)%[2]

	S&P 500 Index	16.33)%	15.88)%	13.66)%[2]
	Dow Jones Industrial Average	9.95)%	13.00)%	12.02)%[2]

	Performance quoted for the period ended July 31, 2025 represents past performance and cannot be used to predict future results. The graph and table do not reflect the reduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The investment return and principal value of an investment will fluctuate so that the investor's shares, when redeemed, may be worth more or less than their original cost. Visit http://www.americangrowthfund.com/agfs1/agflit_download.htm for more recent performance information.

American Growth Fund, Inc. - Series One - Annual Shareholder Report - Class C - July 31, 2025 - Page 2

KEY FUND STATISTICS
(as of July 31, 2025)

Total Net Assets by Fund	$18,277,668	Total Net Assets by Class	$1,346,949
Total Advisory Fee paid by Fund	$200,629	Total Advisory Fee paid by Class	$15,179
Number of Holdings in the Portfolio	27
Portfolio Turnover	8%

WHAT DID THE FUND INVEST IN?
(as of July 31, 2025)

Allocation of Portfolio Assets		Allocation of Portfolio Assets(continued)
(Calculated as a percentage of Net Assets)		(Calculated as a percentage of Net Assets)
Series One		Series One
Industry Breakdown		Industry Breakdown
Diversified Company	9.54)%		)%
Computer Software and Services	7.86)%		)%
Computer Hardware	7.74)%
Semiconductor Capital Equipment	7.35)%	Total Investments	99.44)%
Application Software	6.66)%	Cash and Receivables, less Liabilities	0.56)%
Retail - Apparel and Specialty	5.65)%	Total Net Assets	100)%
Semiconductor	5.59)%
Environmental	5.58)%
Online Media	4.88)%
Machinery	4.32)%
Computer and Peripherals	4.25)%
Biotechnology	4.12)%
Railroad	4.02)%
Farm and Construction Machinery	3.74)%
Aerospace and Defense	3.31)%
Home Improvement Stores	2.73)%
Telecommunication Services	2.35)%
Industrial Products	2.10)%
Chemicals	1.75)%
Health Care Providers	1.42)%
Business Services	1.30)%
Drug	1.19)%
Insurance (Property and Causality)	1.10)%
Mining	0.89)%

American Growth Fund, Inc. - Series One - Annual Shareholder Report - Class C - July 31, 2025 - Page 3

AVAILABILITY OF ADDITIONAL INFORMATION

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please scan the QR code above or visit http://www.americangrowthfund.com/agfs1/agflit_download.htm.

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your American Growth Fund, Inc. documents not be householded, please contact American Growth Fund, Inc. at 1-800-525-2406, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by American Growth Fund, Inc. or your financial intermediary.

American Growth Fund, Inc. - Series One - Annual Shareholder Report - Class C - July 31, 2025 - Page 4

American Growth Fund, Inc.
Series One | Class D | AMRGX
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about the American Growth Fund, Inc. - Series One for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at http://www.americangrowthfund.com/agfs1/agflit_download.htm. You can also request this information by contacting us at 1-800-525-2406.

WHAT WERE THE FUND'S COSTS FOR THE PAST PAST YEAR (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$463	4.66%

HOW DID THE FUND PERFORM FOR THE TWELVE MONTH PERIOD AND WHAT AFFECTED ITS PERFORMANCE?

For the 12-month period ended July 31, 2025, the Fund returned a -1.41% (this number includes a sales load of 5.75% as well as Fund expenses and change in Market Value) for Class D underperforming its benchmark, the S&P 500 Index. The Fund's primary objective is growth of capital. The S&P 500 posted a gain of 16.33% while the Dow Jones Industrial Average posted a gain of 9.95% during the reporting period. A performance chart comparing this class to the S&P 500 Index is further down in this report.

WHAT FACTORS INFLUENCED PERFORMANCE?

The Fund is invested primarily in large cap, growth-oriented domestic common stocks. The Fund's largest sector allocation is Diversified Company at 9.54% of the portfolio, and the largest holding in the portfolio is Fair Isaac and Co. (at 7.86% of the Total Net Assets) which provides decision-making solutions to clients in the financial services, telecommunications and retail industries. The table below shows how the top 3 and bottom 3 stocks performed and how they contribute to the performance of the portfolio. As of this report, as stated in our Key Fund Statistics, our portfolio contained 30 stocks. The S&P 500 Index is a broad index that contains 500 stocks whereas the Dow Jones Industrial Average is an Index that contains 30 stocks. As a diversified portfolio, we follow strict guidelines to maintain our diversification which in turn, can help protect your assets in case of a sudden downturn in a sector or multiple sectors. Sometimes performance can be affected negatively by diversification regulations. This year your Fund was required to sell some stock in order to meet the IRS's diversification standards which negatively affected the performance. Keep in mind, major indexes, such as the two mentioned above, may or may not have to follow the same set of standards on diversification to manage the product and, unlike the Fund, do not have any expenses or overhead.

American Growth Fund, Inc. - Series One - Annual Shareholder Report - Class D - July 31, 2025 - Page 1

Top 3 Contributors				Bottom 3 Contributors
Investment	Industry	Percent Contribution to the Gain on the Portfolio for the twelve month period ended July 31, 2025	Individual Investment performance for the twelve month period ended July 31, 2025	Investment	Industry	Percent Contribution to the Loss on the Portfolio for the twelve month period ended July 31, 2025	Individual Investment performance for the twelve month period ended July 31, 2025
Nvidia Corp	Semiconductor	53.40)%	1.95)%	Chemed Corp	Diversified Company	(27.69)%	(2.61)%

Microsoft Corporation	Application Software	27.52)%	1.44)%	Teradyne, Inc.	Semiconductor Capital Equipment	(19.88)%	(2.08)%

Cisco System	Computer and Peripherals	33.10)%	1.40)%	UnitedHealth GRP	Health Care Plans	(41.40)%	(0.68)%

HOW DID THE FUND PERFORM THE PAST 10 YEARS?

TOTAL RETURN	AVERAGE ANNUAL TOTAL RETURN
(based on a $10,000 Investment)	(based on a $10,000 Investment)

$40,000.00
$35,000.00
$30,000.00
$25,000.00
$20,000.00
$15,000.00
$10,000.00
$5,000.00
$0.00
7/31/2015
7/31/2016
7/31/2017
7/31/2018
7/31/2019
7/31/2020
7/31/2021
7/31/2022
7/31/2023
7/31/2024
7/31/2025
American Growth Fund, Inc. - Series Ones - Class D*
S&P 500 Index
Dow Jones Industrial Average

			5 years	10 years
	Series One	1 year	annualized	annualized
	Class D without load	(1.41)%	7.79)%	8.20)%[2]
	Class D with load*	(7.04)%	6.52)%	7.58)%[2]
	S&P 500 Index	16.33)%	15.88)%	13.66)%[2]
	Dow Jones Industrial Average	9.95)%	13.00)%	12.02)%[2]
	*Includes a 5.75% sales charge.

	Performance quoted for the period ended July 31, 2025 represents past performance and cannot be used to predict future results. The graph and table do not reflect the reduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The investment return and principal value of an investment will fluctuate so that the investor's shares, when redeemed, may be worth more or less than their original cost. Visit http://www.americangrowthfund.com/agfs1/agflit_download.htm for more recent performance information.

*Includes a 5.75% sales charge based on a $10,000 initial purchase.

American Growth Fund, Inc. - Series One - Annual Shareholder Report - Class D - July 31, 2025 - Page 2

KEY FUND STATISTICS
(as of July 31, 2025)

Total Net Assets by Fund	$18,277,668	Total Net Assets by Class	$7,166,229
Total Advisory Fee paid by Fund	$200,629	Total Advisory Fee paid by Class	$79,285
Number of Holdings in the Portfolio	27
Portfolio Turnover	8%

WHAT DID THE FUND INVEST IN?
(as of July 31, 2025)

Allocation of Portfolio Assets		Allocation of Portfolio Assets(continued)
(Calculated as a percentage of Net Assets)		(Calculated as a percentage of Net Assets)
Series One		Series One
Industry Breakdown		Industry Breakdown
Diversified Company	9.54)%		)%
Computer Software and Services	7.86)%		)%
Computer Hardware	7.74)%
Semiconductor Capital Equipment	7.35)%	Total Investments	99.44)%
Application Software	6.66)%	Cash and Receivables, less Liabilities	0.56)%
Retail - Apparel and Specialty	5.65)%	Total Net Assets	100)%
Semiconductor	5.59)%
Environmental	5.58)%
Online Media	4.88)%
Machinery	4.32)%
Computer and Peripherals	4.25)%
Biotechnology	4.12)%
Railroad	4.02)%
Farm and Construction Machinery	3.74)%
Aerospace and Defense	3.31)%
Home Improvement Stores	2.73)%
Telecommunication Services	2.35)%
Industrial Products	2.10)%
Chemicals	1.75)%
Health Care Providers	1.42)%
Business Services	1.30)%
Drug	1.19)%
Insurance (Property and Causality)	1.10)%
Mining	0.89)%

American Growth Fund, Inc. - Series One - Annual Shareholder Report - Class D - July 31, 2025 - Page 3

AVAILABILITY OF ADDITIONAL INFORMATION

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please scan the QR code above or visit http://www.americangrowthfund.com/agfs1/agflit_download.htm.

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your American Growth Fund, Inc. documents not be householded, please contact American Growth Fund, Inc. at 1-800-525-2406, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by American Growth Fund, Inc. or your financial intermediary.

American Growth Fund, Inc. - Series One - Annual Shareholder Report - Class D - July 31, 2025 - Page 4

Item 2 - Code of Ethics.

(a)     American Growth Fund, Inc. (the -registrant-) has adopted a Code of Ethics (the -Code of Ethics-) that applies to its Principal Executive Officer and Principal Financial Officer. The Fund undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to American Growth Fund, Inc. at 1-800-525-2406 or to 1636 N Logan St., Denver, CO 80203

(b)     Not applicable.

(c)     During the period covered by this report, no substantive amendments were made to the Code of Ethics.

(d)     During the period covered by this report, there have been no waivers granted under the Code of Ethics.

(e)     Not applicable.

(f)     The registrant's Code of Ethics is filed herewith pursuant to Item 19(a)(1) of this Form.

Item 3 - Audit Committee Financial Expert.

The Fund’s board has determined that Eddie R. Bush, CPA, a member of the Fund’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in Item 3 of Form N-CSR.

Item 4 - Principal Accountant Fees and Services.

	2024	2025
Audit Fees (a)	17000	17000
Audit Related Fees (b)	0	0
Tax Fees (c)	2500	2500
All Other Fees (d)	0	0
Total	$19,500	$19,500

(a)     Audit Fees: These fees relate to professional services rendered by the principal accountant for the audit of the registrant's annual financial statement or services normally provided by the independent registered public accounting firm in connection with statutory and regulatory filing or engagements. These services include the audits of the financial statements of the registrant and issuance of consents. Sanville & Company, P.C. was engaged as the independent registered public accountant to provide these services since the fiscal year ended July 31, 2023.

American Growth Fund, Inc. - Series One - Form N-CSR - July 31, 2025 - Page 3

(b)     Audit Related Fees: There were no fees billed for the fiscal years ended July 31, 2025 and July 31, for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Funds financial statements and are not reported under (a) of this Item.

(c)     Tax Fees: These fees relate to professional services rendered by Sanville & Company, P.C. for tax compliance, tax advice and tax planning. The fees also include the review of all applicable Federal and State tax filing forms.

(d)     All Other Fees: There were no other fees billed in each of the fiscal years ended July 31, 2025 and July 31, for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)(1)  Pre-Approval of Audit and Non Audit Services. The Audit Committee will pre-approve any engagement of the outside auditors, including fees and compensation to be paid to the outside auditors, to provide any audit and any non-audit services to the Fund and any non-audit services to the Fund's investment advisor and to any entity controlling, controlled by or under common control with the investment advisor that provides ongoing services to the Fund, if the engagement relates directly to the operations and financial reporting of the Fund, as provided in Rule 2 01(c)(7)(ii) of Regulation S-X. The Audit Committee Chair shall have the authority to grant pre-approval and may delegate this authority to one or more Audit Committee members who are independent Directors as defined in Section 10A(i) of the Securities and Exchange Act of 1934, as amended. All such delegated pre-approvals shall be reported to the Audit Committee no later than the next Audit Committee meeting.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 under Regulation S-X.

(f)     Not applicable.

(g)     The aggregate fees billed by Investment Research Corp, the advisor for the fund, for non-audit services rendered to the registrant and to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal year ended July 31, 2025 and July 31, were 30000 and 30000, respectively.

(h)     Not applicable.

(i)     Not applicable.

(j)     Not applicable.

American Growth Fund, Inc. - Series One - Form N-CSR - July 31, 2025 - Page 4

Item 5 - Audit Committee of Listed Registrant.

(a)     Not applicable to this Fund, insofar as the Fund is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

(b)     Not applicable.

(b)     Not applicable.

(b)     Not applicable.

Item 6 - Investments.

(a)     The registrant's Schedule of Investments are filed herewith.

(b)     Not applicable.

American Growth Fund, Inc. - Series One - Form N-CSR - July 31, 2025 - Page 5

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American Growth Fund, Inc. - Series One - Form N-CSR - July 31, 2025 - Page 6

American Growth Fund
1636 North Logan Street
Denver, Colorado 80203
800.525.2406
303.626.0600
303.626.0614 Fax

Series One
A AMRAX B AMRBX
C AMRCX D AMRGX

Schedule of Investments

For the Year Ended July 31, 2025

American Growth Fund, Inc. - Series One - Schedule of Investments - July 31, 2025 - Page 1

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American Growth Fund, Inc. - Series One - Schedule of Investments - July 31, 2025 - Page 2

American Growth Fund, Inc., Series One

Schedule of Investments

July 31, 2025

Fair
Description of Security	Shares	Value

Diversified Company 9.54%

Chemed Corp	3,020	$1,245,146)
(The nation's leading provider of plumbing and drain services throughout North America.)
Honeywell Intl Inc.	2,240	498,064)
(A Diversified technology and manufacturing company, serving customers worldwide with aerospace products and services, control, sensing and security technologies for buildings, homes, and industry; turbocharges and automotive products; and specialty chemicals, electronic and advanced materials, and process technology for refining and petrochemicals.)
		1,743,210)

Computer Software and Services 7.86%

Fair Isaac and Co.*	1,000	1,436,720)
(Provides decision-making solutions to clients in the financial services, telecommunications and retail industries.)

Computer Hardware 7.74%

Apple, Inc.	6,816	1,414,797)
(Designs, manufactures, and markets mobile communication and media devices, personal computers, and portable digital music plays, and sells a variety of related software, services, accessories, networking solutions, and third-party digital content.)

Semiconductor Capital Equipment 7.35%

Teradyne, Inc.	12,500	1,342,875)
(The world's largest producer of automated test equipment for semiconductors.)

Application Software 6.66%

Microsoft Corporation	2,280	1,216,380)
(Engaged in designing, manufacturing, selling devices, and online advertising. Its products include operating systems for computing devices, servers, phones and other devices.)

*Non-income producing security
See accompanying notes to financial statements.

American Growth Fund, Inc. - Series One - Schedule of Investments - July 31, 2025 - Page 3

American Growth Fund, Inc., Series One

Schedule of Investments (continued)

July 31, 2025

Fair
Description of Security	Shares	Value

Retail - Apparel and Specialty 5.65%

Amazon Com Inc*	2,430	$568,887)
(is among the world's highest-grossing online retailers, with $233 billion in net sales and $408 billion in estimated global gross merchandise volume in 2018.)
Tractor Supply	8,140	463,573)
(Is the largest operator of retail farm and ranch stores in the United States)
		1,032,460)

Semiconductor 5.59%

Nvidia Corp	5,750	1,022,752)
(Is a developer of graphics processing unit.)

Environmental 5.58%

Waste Management	4,450	1,019,762)
(The largest solid-waste disposal company in No. America.)

Online Media 4.88%

Alphabet, Inc.	4,650	892,335)
(Engaged in improving the ways people connect with information and products including Search, Android, YouTube, Apps, Maps and Ads. It also produces internet-connected home devices and provides internet services.)

Machinery 4.32%

Middleby Corp*	5,435	789,162)
(Develops manufactures, markets and services equipment used for commercial food cooking, preparation, and processing.)

*Non-income producing security
See accompanying notes to financial statements.

American Growth Fund, Inc. - Series One - Schedule of Investments - July 31, 2025 - Page 4

American Growth Fund, Inc., Series One

Schedule of Investments (continued)

July 31, 2025

Fair
Description of Security	Shares	Value

Computer and Peripherals 4.25%

Cisco System	11,420	$777,474)
(The leading supplier of high-performance inter-networking products.)

Biotechnology 4.12%

Amgen Inc.	2,550	752,505)
(Utilizes biotecnology to develop human pharmaceutical products.)

Railroad 4.02%

CANADIAN PACIFIC KANSAS CITY LTD	10,000	735,500)
(A holding company that has railroad investments in the U.S., Mexico and Panama.)

Farm and Construction Machinery 3.74%

Caterpillar Inc.	1,560	683,311)
(Manufacturer of construction and mining equipment, diesel and natural gas engines, industrial gas turbines and diesel-electric locomotives. The Company is also a U.S. exporter.)

Aerospace and Defense 3.31%

Lockheed Martin Corp	770	324,155)
(is the largest defense contractor globally and has dominated the Western market for high-end fighter aircraft since the F-35 program was awarded in 2001.)
General Dynamics Corp Com	900	280,449)
(Is a defense contractor and business jet manufacturer. The firm's segments include aerospace, combat systems, marine, and technologies.)
		604,604)

*Non-income producing security
See accompanying notes to financial statements.

American Growth Fund, Inc. - Series One - Schedule of Investments - July 31, 2025 - Page 5

American Growth Fund, Inc., Series One

Schedule of Investments

July 31, 2025

Fair
Description of Security	Shares	Value

Home Improvement Stores 2.73%

Home Depot Inc. (The)	1,360	$499,813)
(Is a home improvement retailer. Its stores sell an assortment of building materials, home improvement and lawn and garden products and provide a number of services.)

Telecommunication Services 2.35%

T-Mobile US, Inc.	1,800	429,138)
(The firm provided nationwide service in major markets but spottier coverage elsewhere.)

Industrial Products 2.10%

Eaton Corp Plc	1,000	384,720)
(Provides power-management solutions to diversified industrial customers, including electrical transmission systems, lighting, hydraulics, aerospace fuel systems, and truck and auto powertrain systems.)

Chemicals 1.75%

Balchem Corp	2,095	319,425)
(Is engaged in the development, manufacture and marketing of specialty performance ingredients and products for the food, nutritional, feed, pharmaceutical, medical sterilization and industrial markets.)

Health Care Providers 1.42%

HCA Healthcare Inc	735	260,183)
(It operates general acute care hospitals, psychiatric hospitals, and rehabilitation hospitals.)

*Non-income producing security
See accompanying notes to financial statements.

American Growth Fund, Inc. - Series One - Schedule of Investments - July 31, 2025 - Page 6

American Growth Fund, Inc., Series One

Schedule of Investments (continued)

July 31, 2025

Fair
Description of Security	Shares	Value

Business Services 1.30%

Paychex Inc.	1,651	$238,289)
(Is a provider of integrated payroll, human resources, insurance, and benefits outsourcing solutions for small- to medium-sized business in the United States.)

Drug 1.19%

Johnson and Johnson	1,316	216,798)
(Engaged in the research and development, manufacture and sale of products in the health care field within its Consumer, Pharmaceutical and Medical Devices, and Diagnostics business segments.)

Insurance (Property and Causality) 1.10%

Markel Corp*	100	200,829)
(Markel Corp is engaged in the business of property and casualty insurance. It focuses primarily on specialty lines, such as executive liability to commercial equine insurance. It also invests in bakery equipment manufacturing and residential homebuilding.)

Mining 0.89%

Freeport-McMoran Inc, Cl B	4,030	162,167)
(Operates geographically diverse assets with proven and probable mineral reserves of copper, gold and molybdenum.)

Total Common Stocks(cost $5,439,625) - 99.44%		$ 18,175,209)

Total Investments, at Fair Value (cost $5,439,625)	99.44)%	$ 18,175,209)
Other Assets, Less Liabilities	0.56)%	$ 102,459)
Net Assets	100)%	$ 18,277,668)

*Non-income producing security
See accompanying notes to financial statements.

American Growth Fund, Inc. - Series One - Schedule of Investments - July 31, 2025 - Page 7

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American Growth Fund, Inc. - Series One - Form N-CSR - July 31, 2025 - Page 7

Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)     The registrant's Financial Statements are filed herewith.

(b)     The registrant's Financial Highlights are included as part of the Financial Statements filed under 7(a) of this form.

American Growth Fund, Inc. - Series One - Form N-CSR - July 31, 2025 - Page 8

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American Growth Fund, Inc. - Series One - Form N-CSR - July 31, 2025 - Page 9

American Growth Fund

1636 North Logan Street
Denver, Colorado 80203
800.525.2406
303.626.0600
303.626.0614 Fax

Series One

A AMRAX B AMRBX
C AMRCX D AMRGX

Financial Statements

For the Year Ended July 31, 2025

American Growth Fund, Inc. - Series One - Financial Statements and Financial Highlights - July 31, 2025 - Page 1

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American Growth Fund, Inc. - Series One - Financial Statements and Financial Highlights - July 31, 2025 - Page 2

Statement of Assets and Liabilities, July 31, 2025

Series One
Assets:
Investments, at market value	$ 18,175,209)[1]
Cash and cash equivalents	177,162)[0]
Receivables:
Dividends and interest	8,026)[0]
Total assets	18,360,397)[0]

Liabilities:
Distribution fees	5,545)[0]
Due to Advisor	16,758)[0]
Other payables	60,426)[0]
Total liabilities	82,729)[0]
NET ASSETS	$ 18,277,668)[0]

COMPOSITION OF NET ASSETS:
Paid-in capital	3,053,457)[0]
Distributable earnings (loss)	15,224,211)[0]
NET ASSETS	$ 18,277,668)[0]

1Cost of Investments for Series One was $5,439,625.

See accompanying notes to financial statements.

American Growth Fund, Inc. - Series One - Financial Statements and Financial Highlights - July 31, 2025 - Page 3

Statement of Assets and Liabilities, July 31, 2025 (continued)

NET ASSET VALUE PER SHARE:
Series One - Class A Shares:
Net asset value and redemption price per share (based on net assets of $9,521,345 and 1,489,250 shares of beneficial interest outstanding)	$6.39
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$6.78
Series One - Class B Shares:
Net asset value and redemption price per share (based on net assets of $243,145 and 52,985 shares of beneficial interest outstanding)	$4.59
Series One - Class C Shares:
Net asset value and redemption price per share (based on net assets of $1,346,949 and 264,173 shares of beneficial interest outstanding)	$5.10
Series One - Class D Shares:
Net asset value and redemption price per share (based on net assets of $7,166,229 and 1,023,413 shares of beneficial interest outstanding)	$7.00
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$7.43

See accompanying notes to financial statements.

American Growth Fund, Inc. - Series One - Financial Statements and Financial Highlights - July 31, 2025 - Page 4

Statement of Operations for the Year Ending July 31, 2025

SERIES ONE
INVESTMENT INCOME:
Dividends	$ 172,691)
Interest	8)
Litigation Income	5,710)
Total investment income	$ 178,409)

EXPENSES:
Investment advisory fees (Note 4)	$ 200,629)
Administration expense (Note 4)	246,429)
Transfer agent, shareholder servicing and data processing fees	60,039)
Accounting fees (Note 4)	30,000)
Rent expense (Note 4)	135,307)
Custodian fees	4,367)
Professional Fees	72,702)
Registration and filing fees (Note 1)	10,665)
Shareholder Servicing Fees	5,181)
Distribution and service fees (Note 4):	)
Class A	31,060)
Class B	2,629)
Class C	15,183)
Directors fees (Note 4)	45,078)
Insurance	79,006)
Other expenses	42,252)
Total expenses	$ 980,527)

Net investment loss	$ (802,118)

REALIZED AND UNREALIZED GAIN OR LOSS ON INVESTMENTS:
Net realized gain on investments	$ 3,007,788)
Net change in unrealized depreciation on investments	(2,503,754)
Net realized and unrealized gain on investments	$ 504,034)
Net decrease in net assets resulting from operations	$ (298,084)

See accompanying notes to financial statements.

American Growth Fund, Inc. - Series One - Financial Statements and Financial Highlights - July 31, 2025 - Page 5

Statement of Change in Net Assets

Series One

	Year Ended July 31, 2025	Year Ended July 31, 2024
INCREASE (DECREASE) NET ASSETS FROM OPERATIONS:
Net investment loss	$ (802,118)	$ (691,858)
Net realized gain on investments	3,007,788)	2,335,384)
Net change in unrealized appreciation (depreciation) on investments	(2,503,754)	1,956,057)
Net increase (decrease) in net assets resulting from operations	(298,084)	3,599,583)

BENEFICIAL INTEREST TRANSACTIONS:
Net increase (decrease) in net assets resulting from beneficial interest transactions (Note 2):
Class A	460,340)	(114,865)
Class B	18,541)	(28,624)
Class C	32,736)	66,953)
Class D	208,565)	(68,660)
Net change in net assets derived from beneficial interest transactions	720,182)	(145,196)
Distribution to shareholders from distributable earnings:
Class A	(1,153,939)	(722,608)
Class B	(29,631)	(17,948)
Class C	(170,293)	(106,091)
Class D	(889,357)	(566,626)
Net change in net assets derived from distribution to shareholders	(2,243,220)	(1,413,273)

Total increase (decrease)	(1,821,122)	2,041,114)
Net Assets - Beginning of period / year	20,098,790)	18,057,676)
Net Assets - End of period / year	$ 18,277,668)	$ 20,098,790)

See accompanying notes to financial statements.

American Growth Fund, Inc. - Series One - Financial Statements and Financial Highlights - July 31, 2025 - Page 6

Financial Highlights

Series One - Class A

	Years Ended
	July 31,

	2025)	2024)	2023)	2022)	2021)
Per Share Operating Data:
Net Asset Value,
Beginning of Period ……………………………………………	$7.27)	$6.51)	$6.24)	$8.11)	$6.70)
Income gain (loss) from investment operations:	)))))
Net investment loss[3]….……………………………………………	(0.29)	(0.25)	(0.27)	(0.24)	(0.26)
Net realized and unrealized gain (loss) [3]……………………	0.24)	1.53)	0.98)	(0.71)	1.86)
Total income gain (loss) from investment operations .…	(0.05)	1.28)	0.71)	(0.95)	1.60)
Distributions:	)))))
Long-term capital gains distributions ……………………………	(0.83)	(0.52)	(0.44)	(0.92)	(0.19)
Total distributions ……………………………………………	(0.83)	(0.52)	(0.44)	(0.92)	(0.19)
Net Asset Value, End of Period ……………………………	$6.39)	$7.27)	$6.51)	$6.24)	$8.11)
Total Return at Net Asset Value[1] ……………………………	(1.8)%	21.1)%	11.4)%	(13.4)%	24.1)%
Ratios/Supplemental Data:	)))))
Net assets, end of period (in thousands) …………………	9,521)	10,375)	9,381)	8,951)	11,632)
Ratio to average net assets:))))))
Net investment loss ……………………………………………………	(4.22)%	(3.81)%	(4.56)%	(3.40)%	(3.46)%
Expenses. ……………………………………………………………	5.13)%	4.63)%	5.55)%	4.36)%	4.42)%
Portfolio Turnover Rate[2] ………………………………………	8)%	4)%	3)%	3)%	4)%

1Assumes a hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in total returns.
2The lesser of purchases or sales of Series One portfolio securities for a period, divided by the monthly average of the market value of securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (other than short-term securities) from the year ended July 31, 2025, aggregated $1,366,327 and $3,663,980, respectively.
3Per share amounts have been calculated using the Average Shares Method.

See accompanying notes to financial statements.

American Growth Fund, Inc. - Series One - Financial Statements and Financial Highlights - July 31, 2025 - Page 7

Financial Highlights (continued)

Series One - Class B

	Years Ended
	July 31,

	2025)	2024)	2023)	2022)	2021)
Per Share Operating Data:
Net Asset Value,
Beginning of Period ……………………………………………	$5.28)	$4.81)	$4.68)	$6.21)	$5.31)
Income gain (loss) from investment operations:	)))))
Net investment loss[3]….……………………………………………	(0.26)	(0.26)	(0.27)	(0.29)	(0.35)
Net realized and unrealized gain (loss) [3]……………………	0.17)	1.11)	0.72)	(0.55)	1.44)
Total income gain (loss) from investment operations .…	(0.09)	0.85)	0.45)	(0.84)	1.09)
Distributions:	)))))
Long-term capital gains distributions ……………………………	(0.60)	(0.38)	(0.32)	(0.69)	(0.19)
Total distributions ……………………………………………	(0.60)	(0.38)	(0.32)	(0.69)	(0.19)
Net Asset Value, End of Period ……………………………	$4.59)	$5.28)	$4.81)	$4.68)	$6.21)
Total Return at Net Asset Value[1] ……………………………	(2.9)%	19.1)%	9.6)%	(15.1)%	20.7)%
Ratios/Supplemental Data:	)))))
Net assets, end of period (in thousands) …………………	243)	261)	271)	254)	265)
Ratio to average net assets:))))))
Net investment loss ……………………………………………………	(5.37)%	(5.41)%	(5.77)%	(5.56)%	(6.13)%
Expenses. ……………………………………………………………	6.28)%	6.27)%	7.10)%	6.62)%	7.09)%
Portfolio Turnover Rate[2] ………………………………………	8)%	4)%	3)%	3)%	4)%

1Assumes a hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in total returns.
2The lesser of purchases or sales of Series One portfolio securities for a period, divided by the monthly average of the market value of securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (other than short-term securities) from the year ended July 31, 2025, aggregated $1,366,327 and $3,663,980, respectively.
3Per share amounts have been calculated using the Average Shares Method.

See accompanying notes to financial statements.

American Growth Fund, Inc. - Series One - Financial Statements and Financial Highlights - July 31, 2025 - Page 8

Financial Highlights (continued)

Series One - Class C

	Years Ended
	July 31,

	2025)	2024)	2023)	2022)	2021)
Per Share Operating Data:
Net Asset Value,
Beginning of Period ……………………………………………	$5.84)	$5.28)	$5.10)	$6.70)	$5.62)
Income gain (loss) from investment operations:	)))))
Net investment loss[3]….……………………………………………	(0.27)	(0.25)	(0.26)	(0.26)	(0.27)
Net realized and unrealized gain (loss) [3]……………………	0.19)	1.23)	0.80)	(0.58)	1.54)
Total income gain (loss) from investment operations .…	(0.08)	0.98)	0.54)	(0.84)	1.27)
Distributions:	)))))
Long-term capital gains distributions ……………………………	(0.66)	(0.42)	(0.36)	(0.76)	(0.19)
Total distributions ……………………………………………	(0.66)	(0.42)	(0.36)	(0.76)	(0.19)
Net Asset Value, End of Period ……………………………	$5.10)	$5.84)	$5.28)	$5.10)	$6.70)
Total Return at Net Asset Value[1] ……………………………	(2.5)%	20.0)%	10.6)%	(14.3)%	22.8)%
Ratios/Supplemental Data:	)))))
Net assets, end of period (in thousands) …………………	1,347)	1,514)	1,299)	1,296)	1,480)
Ratio to average net assets:))))))
Net investment loss ……………………………………………………	(4.92)%	(4.69)%	(5.43)%	(4.44)%	(4.41)%
Expenses. ……………………………………………………………	5.83)%	5.51)%	6.43)%	5.40)%	5.41)%
Portfolio Turnover Rate[2] ………………………………………	8)%	4)%	3)%	3)%	4)%

1Assumes a hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in total returns.
2The lesser of purchases or sales of Series One portfolio securities for a period, divided by the monthly average of the market value of securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (other than short-term securities) from the year ended July 31, 2025, aggregated $1,366,327 and $3,663,980, respectively.
3Per share amounts have been calculated using the Average Shares Method.

See accompanying notes to financial statements.

American Growth Fund, Inc. - Series One - Financial Statements and Financial Highlights - July 31, 2025 - Page 9

Financial Highlights (continued)

Series One - Class D

	Years Ended
	July 31,

	2025)	2024)	2023)	2022)	2021)
Per Share Operating Data:
Net Asset Value,
Beginning of Period ……………………………………………	$7.93)	$7.07)	$6.74)	$8.73)	$7.18)
Income gain (loss) from investment operations:	)))))
Net investment loss[3]….……………………………………………	(0.28)	(0.25)	(0.27)	(0.23)	(0.25)
Net realized and unrealized gain (loss) [3]……………………	0.25)	1.68)	1.07)	(0.76)	1.99)
Total income gain (loss) from investment operations .…	(0.03)	1.43)	0.80)	(0.99)	1.74)
Distributions:	)))))
Long-term capital gains distributions ……………………………	(0.90)	(0.57)	(0.47)	(1.00)	(0.19)
Total distributions ……………………………………………	(0.90)	(0.57)	(0.47)	(1.00)	(0.19)
Net Asset Value, End of Period ……………………………	$7.00)	$7.93)	$7.07)	$6.74)	$8.73)
Total Return at Net Asset Value[1] ……………………………	(1.5)%	21.5)%	11.9)%	(13.1)%	24.5)%
Ratios/Supplemental Data:	)))))
Net assets, end of period (in thousands) …………………	7,166)	7,948)	7,107)	6,656)	8,110)
Ratio to average net assets:))))))
Net investment loss ……………………………………………………	(3.75)%	(3.40)%	(4.14)%	(3.04)%	(3.11)%
Expenses. ……………………………………………………………	4.66)%	4.95)%	5.13)%	4.00)%	4.07)%
Portfolio Turnover Rate[2] ………………………………………	8)%	4)%	3)%	3)%	4)%

1Assumes a hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in total returns.
2The lesser of purchases or sales of Series One portfolio securities for a period, divided by the monthly average of the market value of securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (other than short-term securities) from the year ended July 31, 2025, aggregated $1,366,327 and $3,663,980, respectively.
3Per share amounts have been calculated using the Average Shares Method.

See accompanying notes to financial statements.

American Growth Fund, Inc. - Series One - Financial Statements and Financial Highlights - July 31, 2025 - Page 10

Notes to Financial Statements

American Growth Fund, Inc.

1. Summary of Significant Accounting Policies

American Growth Fund, Inc. Series One ("Series One") is registered under the Investment Company Act of 1940, as amended. Series One is a diversified, open-end management investment company. Series One follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.” Series One’s primary investment objectives are growth of capital. Series One’s investment advisor is Investment Research Corporation (IRC). Series One offers Class A, Class B, Class C, and Class D shares. Class D shares are available to shareholders of accounts established prior to March 1, 1996. Class A and Class D have a maximum sales charge (load) imposed on purchases (as a percentage of offering price) of 5.75%. Purchases of Class A and Class D shares in amounts of $1,000,000 or more which are not subject to an initial sales charge generally will be subject to a contingent deferred sales charge of 1.0% of amounts redeemed within the first year of purchase. Class B has a maximum deferred sales charge (Contingent Deferred Sales Charge) as a percentage of original purchase price or redemption proceeds, whichever is lower, for the first 2 years of 5%, 3rd & 4th years - 4%, 5th yr. - 3%, 6th yr. - 2%, 7th yr. - 1%.Class C has a maximum deferred sales charge as a percentage of original purchase price or redemption proceeds, whichever is lower, of 1% for the first year. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan and expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class.

Reclassifications – Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets nor net asset value per share. For the year ended July 31, 2024, the following reclassifications were made:

Series One
Distributable earnings (loss)	Paid-In Capital
$802,118	$(802,118)

Cash and cash equivalents – During the ordinary course of business, the Fund holds cash balances at a major financial institution that are held to meet short-term liquidity requirements, rather than for investment purposes. The cash balances may exceed federally insured limits. The Fund has not experienced losses on these accounts, and management believes the Fund is not exposed to significant risks on such accounts.

Investment Valuation – Investment securities traded on the New York Stock Exchange or other stock exchange approved for this purpose by the Board of Directors will be valued on the basis of the closing sale thereof on such stock exchange, or, if such sale is lacking, at the mean between closing bid and asked prices on such day. If no bid and asked prices are quoted for such day or information as to New York or other approved exchange transactions is not readily available, the security will be valued by reference to recognized composite quotations or such other method as the Board of Directors in good faith deem will reflect its fair market value. Securities not traded on any stock exchange but for which market quotations are readily available are valued on the basis of the mean of the last bid and asked prices. Short-term securities are valued at the mean between the closing bid and asked prices or by such other method as the Board of Directors determine to reflect their fair market value. The Board of Directors in good faith determine the manner of ascertaining the fair market value of other securities and assets.

Allocation of Income, Expenses, Gains and Losses – Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to

American Growth Fund, Inc. - Series One - Financial Statements and Financial Highlights - July 31, 2025 - Page 11

Notes to Financial Statements

American Growth Fund, Inc.

each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Federal Income Taxes – No provision for federal income nor excise taxes have been made because the Fund intends to comply with the provisions of subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is "more likely than not" to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on the open tax years 2022-2024 and expected to be taken in the Fund's 2025 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Colorado State and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Classification of Distributions to Shareholders – The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

Security Transactions and Related Investment Income – Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis which is the same basis used for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuations – As described in note 1, the Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, represent the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that

American Growth Fund, Inc. - Series One - Financial Statements and Financial Highlights - July 31, 2025 - Page 12

Notes to Financial Statements

American Growth Fund, Inc.

valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used, as of July 31, 2025, in valuing the Fund’s assets carried at fair value:

Series One
Equity	Level 1	Level 2	Level 3	Total
Common Stock	$18,175,209	-	-	$18,175,209

The industry classifications of Level 1 investments are included in the Schedule of Investment (Item 6 - Investments of Form N-CSRS).

There were no transfers in to or out of Level 1, Level 2 or Level 3 for the year ended July 31, 2025. Transfers are recognized at the end of the reporting period.

2. Shares of Beneficial Interest

Series One has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	For the year ended		For the year ended
	July 31, 2025		July 31, 2024
	Shares	Amount	Shares	Amount
Series One - Class A
Sold	33,063)	$ 219,738)	52,129)	$ 352,492)
Dividends and distributions Reinvested	154,793)	1,095,933)	110,633)	687,030)
Redeemed	(125,561)	(855,331)	(175,795)	(1,154,387)
Net increase (decrease)	62,295)	$ 460,340)	(13,033)	$ (114,865)

Series One - Class B
Sold	1,424)	$ 6,865)	7,287)	$ 35,414)
Dividends and distributions Reinvested	5,716)	29,264)	3,614)	16,444)
Redeemed	(3,657)	(17,588)	(17,861)	(80,482)
Net increase (decrease)	3,483)	$ 18,541)	(6,960)	$ (28,624)

American Growth Fund, Inc. - Series One - Financial Statements and Financial Highlights - July 31, 2025 - Page 13

Notes to Financial Statements

American Growth Fund, Inc.

	For the year ended		For the year ended
	July 31, 2025		July 31, 2024
	Shares	Amount	Shares	Amount
Series One - Class C
Sold	15,462)	$ 83,530)	29,593)	$ 158,076)
Dividends and distributions Reinvested	24,565)	139,283)	16,949)	84,916)
Redeemed	(35,187)	(190,077)	(33,272)	(176,039)
Net increase (decrease)	4,840)	$ 32,736)	13,270)	$ 66,953)

Series One - Class D
Sold	33,790)	$ 273,288)	5,680)	$ 40,475)
Dividends and distributions Reinvested	110,008)	850,364)	80,272)	541,836)
Redeemed	(123,087)	(915,087)	(88,017)	(650,971)
Net increase (decrease)	20,711)	$ 208,565)	(2,065)	$ (68,660)

3. Realized and Unrealized Gains and Losses on Investments

The identified tax cost basis of investments for Series One at July 31, 2025 was $5,526,524. Net unrealized appreciation (depreciation) on investments for Series One of $12,648,685, based on identified tax cost as of July 31, 2025, was comprised of gross appreciation of $12,728,209 and gross depreciation of $79,524.

4. Underwriting, Investment Advisory Contracts, Service Fees and Other Related Parties

Under the investment advisory contract with IRC, the advisor receives annual compensation for investment advice, computed and paid monthly, for Series One equal to 1% of the first $30 million of the Fund's average annual net assets and 0.75% such assets in excess of $30 million. Series One pays their own operating expenses.

Class B and Class C shares each are subject to annual service and distribution fees of 1.00% of average daily net assets. Class A shares are subject to annual service and distribution fees no greater than 0.30% of average daily net assets.

For the year ended July 31, 2025 commissions and sales charges paid by investors on the purchase of Series One Class A and D shares totaled $7,899 of which $1,576, was retained by World Capital Brokerage, Inc. ("WCB"), an affiliated broker/dealer which serves as the underwriter and distributor of the Series One. Sales charges advanced to broker/dealers by WCB on sales of Series One Class B and C shares totaled $1,115, of which $0, was retained by WCB. For the year ended July 31, 2025, WCB received contingent deferred sales charges of $162 upon redemption Series One to WCB for brokerage commission on securities transactions.

Certain officers of Series One are also officers of WCB and IRC.

American Growth Fund, Inc. - Series One - Financial Statements and Financial Highlights - July 31, 2025 - Page 14

Notes to Financial Statements

American Growth Fund, Inc.

For the year ended July 31, 2025, under an agreement with IRC, Series One was charged $246,429, for the costs and expenses related to employees of IRC who provided administrative, clerical and accounting services to the Fund and $30,000, to provide the daily fund accounting services. In addition, Series One was charged $135,307, by an affiliated company of IRC for the rental of office space.

5. Federal Income Tax Matters

Dividends paid by Series One from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Series One distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to the differing treatment of net operating losses, foreign currency and tax allocations. Accordingly, these permanent differences in the character of income and distributions between financial statements and tax basis have been reclassified to paid-in capital.

At July 31, 2025, Series One for federal income tax purposes had no available capital loss carryover.

Net capital losses incurred after October 31, and within the taxable year, are deemed to arise on the first business day of Series One’s next taxable year.

At July 31, 2025, Series One did not have any post-October losses.

Series One had $2,243,220 & $1,413,273 of long term capital gain distributions paid during the year ended July 31, 2025 and the year ended July 31, 2024, respectively.

As of July 31, 2025 the components of accumulated gains (loss) on a tax-basis for Series One was as follows:

Long Capital Gains	$ 2,575,526)
Unrealized appreciation	12,648,685)
Total accumulated gain	$ 15,224,211)

American Growth Fund, Inc. - Series One - Financial Statements and Financial Highlights - July 31, 2025 - Page 15

Notes to Financial Statements

American Growth Fund, Inc.

6. Senior Derivative Rules

The Fund has adopted rules regarding the engagement of utilizing derivatives. Currently, the Fund does not utilize derivatives as an investment vehicle.

7. Fair value determination and readily available market quotations.

The Fund has adopted rules regarding the fair value determination and has determined in accordance with the Fund’s Form N1-A these methodologies will be reviewed/tested in conjunction with the annual review of the Fund’s Form N1-A. For purposes of section 2(a)(41) of the Act (15 U.S.C. 80a-2(a)(41)), a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.

8. Liquidity

As you are aware, Series One invests primarily in common stocks and securities convertible into common stock. These securities are issued by large companies, and to a lesser extent, small and mid-sized companies. Your Fund generally does not invest in illiquid securities. There are times where the Fund has sold shares of stock in order to pay for certain required services such as the annual audit performed by an independent outside auditor or legal fees. The Fund may also sell shares of stock when orders are placed to redeem shares. When either of these situations happen, your Investment Committee generally will first sell those holdings that they believe are currently, or in the future may, underperform in the market or, alternatively, they may sell holdings in sectors that the committee believes may over-weight that sector when looking at the portfolio as a whole to maintain or improve diversification.

9. Subsequent Events

In preparing these financial statements, the Fund evaluated and found no events and transactions for potential recognition or disclosure through the date these financial statements were issued.

American Growth Fund, Inc. - Series One - Financial Statements and Financial Highlights - July 31, 2025 - Page 16

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of
American Growth Fund, Inc. Series One

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the American Growth Fund, Inc. Series One, (the "Fund"), a series of American Growth Fund, Inc., including the schedule of investments, as of July 31, 2025, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the related notes (collectively referred to as the "financial statements") and the financial highlights for two years in the period then ended.

The financial highlights for each of the years in the two year period ended July 31, 2022, was audited by other auditors whose opinion dated September 29, 2022, expressed an unqualified opinion on those financial statements and financial highlights.

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, the results of its operations, the changes in its net assets and the financial highlights for the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audist. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities and cash owned as of July 31, 2023, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provides a reasonable basis for our opinion.

Sanville & Company, LLC

We have served as the Fund's auditor since 2023
Dallas, Texas
October 24, 2025

American Growth Fund, Inc. - Series One - Financial Statements and Financial Highlights - July 31, 2025 - Page17

Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

(a)     Not applicable.

Item 9 - Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

(1)     For the year ended July 31, 2025 , Series One all directors and all members of any advisory board received regular compensation as such. $38,850 for directors' fees and $6,228 for reimbursement of expenses.

(2)    For the year ended July 31, 2025, Series One each director and each member of an advisory board received special compensation as such. $0 for the audit chair to review expenses.

(3)     For the year ended July 31, 2025, Series One all officers received $0 in compensation.

(4)     For the year ended July 31, 2025, Series One any officer or director of the Fund, which is an affilated person, received $0 in compensation.

Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract.

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Meeting of the Board of Directors Held on January 27, 2025

At a regular meeting of the Board of Directors (the “Board”) held on January 27, 2025 (the “meeting”), the Board, assisted by legal counsel representing the American Growth Fund, Inc. and the Independent Directors, including a majority of the Directors who are not interested persons of the Board (the “Independent

Directors”), considered the approval for another year of the investment advisory agreement (the “Agreement”) between Investment Research Corporation (the “Advisor”) and the Trust for Series One.

In connection with its review and approval of the Agreement for another year at the Meeting, the Independent Directors participating considered materials furnished by the Advisor, including information about, but not limited to, the Advisor’s personnel, operations and financial condition. The Independent Directors also submitted questions to the Advisor prior to the Meeting. At the Meeting, representatives from the Advisor, presented information to the Board regarding the Advisor and the Fund, discussed with the Independent Directors all information provided, and responded to questions from the Board.

Matters considered by the Board, including the Independent Directors, at the Meeting in connection with its re-approval of the Agreement included the following:

Performance. The Board reviewed the Fund’s investment performance reports, which compared the performance of the Fund with several other mutual funds with generally similar investment strategies, at least in part, over various time periods, as well as with relevant benchmarks, and discussed these reports with

American Growth Fund, Inc. - Series One - Form N-CSR - July 31, 2025 - Page 10

representatives of the Advisor. The Board considered the Fund’s comparative performance over short-term and longer-term time periods. The relativeperformance of the Series compared to peer funds and benchmarks over recent time periods comparable mixed returns on most data points and was deemed satisfactory given the nature of the Fund, did not reflect an unreasonable gap in performance and that the Advisor had presented substantive information which was discussed in length at the meeting.

Costs of Services and Profitability. The Board reviewed and considered the contractual annual advisory fee paid by the Fund to the Advisor, in light of the extent and quality of the advisory services provided by the Advisor to the Fund. The Board received and considered information including a comparison of the Fund’s contractual advisory fee rate with those of peer funds. The Board also reviewed and considered the total expense ratio for the Fund, alongside comparative total expense ratio information for peer funds. In doing so, the Board also considered the relative size of the Fund compared to the peer funds.

In addition, the Board, including the Independent Directors, specifically considered the profits realized by the Advisor and its affiliates, based in part on the Advisor financial information presented at the meeting and information regarding amounts paid to the Advisor and its affiliates. The Board also reviewed other benefits realized by the Advisor and its affiliates arising from its relationship with the Trust, and the profitability of the Fund to the Advisor and its affiliates.

Nature, Extent, and Quality of the Services under the Investment Advisory Agreement. The Board received and considered information regarding the nature, extent, and quality of services provided to the Fund under the Agreement. The Trustees reviewed certain background materials supplied by the Advisor in its presentation, including its Form ADVs.

The Board reviewed and considered the Advisor’s investment advisory personnel, its history as an asset manager, and its performance and the amount of assets currently under management by the Advisor and its affiliated entities. The Board also reviewed the research and decision-making processes utilized by the Advisor, including the methods adopted to seek to achieve compliance with the investment objective, and policies of the Fund.

The Board considered the background and experience of the Advisor’s management in connection with the Fund, including reviewing the qualifications, backgrounds, and responsibilities of the parties primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments.

Economies of Scale. After discussion, it was the consensus of the Board and the Independent Directors that the Fund had not reached an asset level where any material economies of scale were being realized by the Advisor that could be shared with the Fund. The Board discussed the economies of scale for the Fund and the fact that while economies of scale is not something that can be applied to the Fund now given the small asset bases, it would be revisited at a later date.

Other Benefits to the Advisor. The Board reviewed and considered any other incidental benefits derived or to be derived by the Advisor from its relationship with the Fund.

In reviewing the factors above, the Board concluded that no single factor was identified by the Directors to be determinative as the principal factor in whether to renew the Agreement. The Board concluded that:

  The nature and quality of services provided to the Fund and its shareholders by IRC were reasonable and adequate;
  The profitability of IRC and its affiliates from their relationships with the Fund was not unreasonable with respect to the Fund;
  There were no material economies of scale or other incidental benefits accruing to the Advisor in connection with its relationship with the Fund;
  Performance of the Fund, as addressed above; The Board considered substantive information which was discussed in length at the meeting regarding the

American Growth Fund, Inc. - Series One - Form N-CSR - July 31, 2025 - Page 11

mixed performance against its peer group and under performance against market indexes for   the Fund, as well as, measures aimed at improving performance; and

The Directors gave consideration to the circumstances, which positively affected its decision to reapprove the Investment Advisory Agreement.

Based on the Board’s’ deliberations and their evaluation of the information described above, the Directors, including all of the Independent Directors, concluded that the Advisor’s compensation for investment advisory services is consistent with the best interests of its shareholders and accordingly approved continuation of the Investment Advisory Agreement for an additional period.

Item 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13 - Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15 - Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Directors.

Item 16 - Controls and Procedures.

(a)     The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective, based on their evaluation of the registrant's disclosure controls and procedures as required of the filing date of this report.

(b)     There were no changes in the Fund’s internal controls over financial reporting (as defined in Rule 30a 3(d) under the Investment Company Act of 1940) that occurred during the Fund’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

American Growth Fund, Inc. - Series One - Form N-CSR - July 31, 2025 - Page 12

Not applicable.

Item 18 - Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19 - Exhibits.

(a)(1)  The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)  The certifications required by Rule 30a 2 of the Investment Company Act of 1940 and Sections 302 are attached as exhibits hereto.

(a)(3)  Not applicable.

(a)(4)  Not applicable.

(a)(5)  Not applicable.

(b)     The certifications required by Rule 30a-2(b) under the Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN GROWTH FUND, INC.

By/s/Timothy E. Taggart
Timothy E Taggart, President
Principal Executive and Principal Financial Officer
Date: 10/24/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.

By/s/Timothy E. Taggart
Timothy E Taggart, President
Principal Executive and Principal Financial Officer
Date: 10/24/2025

American Growth Fund, Inc. - Series One - Form N-CSR - July 31, 2025 - Page 13

TRANSFER AGENT:	American Growth Fund, Inc.
Fund Services, Inc.,	1636 N. Logan Street
8730 Stony Point Parkway	Denver, CO 80203
Stony Point Bldg. III - Suite # 205
Richmond, Va. 23235	OFFICERS AND DIRECTORS
	Timothy E Taggart	President and Director
CUSTODIAN:	Eddie R Bush	Director
UMB Bank NA Investment Services Group	Darrell E. Bush	Director
928 Grand Blvd, Fifth Floor	Patricia A Blum	Vice President
Kansas City, MO 64106	Michael L Gaughan	Chief Compliance Officer and Corporate Secretary

RETIREMENT PLAN CUSTODIAN:	INVESTMENT ADVISORS:
UMB Bank NA Investment Services Group	Investment Research Corporation
928 Grand Blvd, Fifth Floor	1636 N. Logan Street
Kansas City, MO 64106	Denver, CO 80203

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:	OFFICERS AND DIRECTORS
Sanville& Company	Timothy E Taggart	President, Treasurer, Corporate Secretary, and Director
325 N. St. Paul Street, Suite 3100	Michael L Gaughan	Vice President, Secretary, and Director
Dallas, TX 75201	Patricia A Blum	Vice President

LEGAL COUNSEL:
K&L Gates LLP
1601 K St NW
Washington, DC 20006

UNDERWRITER/DISTRIBUTOR:
World Capital Brokerage, Inc.
1636 N. Logan Street
Denver, CO 80203

American Growth Fund, Inc. - Series One - Form N-CSR - July 31, 2025 - Page 14